Other Operating (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Operating (Income) Expense

Other operating (income) expense is summarized as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Sundry shipping income	$(329)	$(327)	$(350)
Other sundry income	(13)	(9)	(39)

	$(342)	$(336)	$(389)